Significant Accounting Policies	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Significant Accounting Policies
2.	Significant accounting policies

2.1	Basis of preparation
These financial statements have been prepared in accordance with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB). The financial statements have been prepared under the historical cost convention, except as disclosed in the accounting policies below.
The preparation of financial statements in conformity with IFRS requires management to exercise its judgement in the process of applying the Group’s accounting policies. It also requires the use of certain critical accounting estimates and assumptions. The areas involving a higher degree of judgement or complexity, or areas where assumptions and estimates are significant to the financial statements are disclosed in Note 3.
Interpretations and amendments to published standards effective in 2021
On 1 January 2021, the Group has adopted the new or amended IFRS and interpretations issued by the IFRS Interpretations Committee (IFRS IC) that are mandatory for application for the financial year. Changes to the Group’s accounting policies have been made as required, in accordance with the transitional provisions in the respective IFRS and IFRS IC.
The adoption of these new or amended IFRS and IFRS IC did not result in substantial changes to the Group’s accounting policies and had no material effect on the amounts reported for the current or prior financial years.

2.2	Going concern
The Group incurred a net loss of $187,413,000 (2020: $14,408,000) during the financial year ended 31 December 2021 and has a net current liability of $1,547,000 (2020: $171,642,000) at 31 December 2021. The following matters have been considered by the directors in determining the appropriateness of the going concern basis of preparation in the financial statements:

(a)	The Group has a net current asset position of $45,771,000 at the balance sheet date after excluding the non-cash current liabilities comprising deferred revenue of $47,318,000.

(b)
On 18 March 2022, the Group completed its business combination with Bridgetown 2 Holdings Limited (Note 29), a special purpose acquisition company. The Group expects to be able to secure its financing requirements from the gross proceeds received of approximately US$254 million comprising US$122 million of cash held in Bridgetown 2 Holdings Limited’s trust account and a concurrent US$132 million private placement of common stock by third-party investors and a current shareholder.

Taking into consideration the above factors, the directors believe that the Group will be able to continue as a going concern, and, accordingly, the financial statements have been prepared on a going concern basis.

2.3	Revenue recognition
The Group generates revenue from Agents, primarily on an individual subscription basis, and from Developers, predominantly from display advertising and content marketing. Other than Vietnam, the Group primarily generates Agent revenue on a subscription basis, whereby Agents typically pay upfront fees for an annual subscription. The agents can select between one of three or four annual subscription packages, with each subscription package providing a different number of concurrent listings and discretionary credits. Higher tier subscription packages offer access to more features including comparable listing insights, monthly advertising and floor plan credits. Agents can use discretionary credits to list properties and can purchase optional premium products and add-ons
to increase the prominence of their current listings on the Group’s digital property classifieds marketplaces. Agents can purchase additional discretionary credits to supplement those included in their subscription package, or they can purchase certain features directly on a cash basis. In Vietnam, the Group offers a pay-as-you-go
model, whereby Agents pay for each individual property listing and additional features as required. This model is specific to and effective in the Vietnamese market, where there is a large proportion of Agents that are part-time or casual, and therefore their ability to finance and/or desire to lock into annual subscriptions is currently limited.
The Group’s main source of revenue from Developers consists of online advertising revenue, with fees based on the duration as well as the prominence of advertising. Developer revenue also includes revenue generated from organising annual property awards ceremonies in various countries as part of the Group’s Awards business and from hosting industry events at which Developers can buy booths to promote their businesses and recent property developments.
The Group also earns revenue from the provision of review and management support services. Review services include writing of articles and posting of videos to promote customers’ properties. Management services include sales and marketing, accounting and finance, human resources and technology support to customers.
The Group generates fintech and data revenue from financial institutions, insurance providers and property valuers through services on loan referral, insurance referral and data solutions. The Group provides loan and insurance referral services to property buyers from an array of loan and insurance products from various financial institutions and insurance providers respectively and earns referral fees from these parties. Fintech and data revenue also include revenue generated from collecting, aggregating and analysing property market data and providing technology solution in the property market field.
The Group recognises revenue based on the principles of IFRS 15
Revenue from Contracts with Customers
. All performance obligations and its transaction price within the contract can be separately identified. Revenue is recognised when each performance obligation is satisfied. For performance obligations satisfied over time, the Group selects an appropriate measure of progress to determine how much revenue is recognised as the performance obligation is satisfied.

(a)	Subscription and advertising income

(i)	Revenue from subscription is recognised on a straight-line basis over the contract period.

(ii)	Revenue from advertising is recognised over the period which the advertisements are placed or as the advertisements are displayed depending on type of advertisement.

(iii)	Revenue from agent discretionary consist of

•	credits granted to customers to boost their listings on the Group’s website. Revenue is recognised when the credit is utilised.

•	featured listing by providing advertising services over a contracted period. Revenue is recognised on a straight-line basis over the contract period.
The customers are invoiced at the start of the service period.

(b)	Events income
Revenue from events is recognised on the date that the event takes place. The customers may be invoiced upfront.

(c)	Software income
Revenue from software is recognised

(i)	on the date of actual delivery for delivery of software platform and

(ii)	straight-line basis over maintenance period.
The Developers are invoiced at the start of the service period.

(d)	Review and management services

(i)	Review services revenue is recognised at a point in time when the articles and videos are posted on the website.

(ii)	Management services revenue is recognised over time as the management support services are simultaneously received and consumed by the customers.
The customers are invoiced upon service being rendered.

(e)	Fintech and data

(i)	Loan and insurance referral income is recognised at a point of time upon successful loan approval by financial institutions and upon successful insurance policy inception to the property buyers.
The financial institutions and insurance providers are invoiced upon loan approval and insurance policy inception.

(ii)	Data solution income is recognised over the service period.
The customers are invoiced upon service rendered for data solutions.

All contract liabilities for consideration received for unsatisfied performance obligations is classified and presented on the consolidated balance sheets as deferred revenue.

2.4	Government grants
Grants from the government are recognised as a receivable at their fair value when there is reasonable assurance that the grant will be received and the Group will comply with all the attached conditions.
Government grants receivable are recognised as income over the periods necessary to match them with the related costs which they are intended to compensate, on a systematic basis. Government grants relating to expenses are shown separately as other income.
Government grants relating to assets are deducted against the carrying amount of the assets.

2.5	Group accounting

(a)	Subsidiaries

(i)	Consolidation
Subsidiaries are all entities (including structured entities) over which the Group has control. The Group controls an entity when the Group is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. Subsidiaries are fully consolidated from the date on which control is transferred to the Group. They are deconsolidated from the date on that control ceases.
In preparing the consolidated financial statements, transactions, balances and unrealised gains on transactions between group entities are eliminated. Unrealised losses are also eliminated unless the transaction provides evidence of an impairment indicator of the transferred asset. Accounting policies of subsidiaries have been changed where necessary to ensure consistency with the policies adopted by the Group.
Non-controlling
interests comprise the portion of a subsidiary’s net results of operations and its net assets, which is attributable to the interests that are not owned directly or indirectly by the equity holders of the Group. They are shown separately in the consolidated statements of comprehensive income, consolidated statements of changes in shareholders’ deficiency, and consolidated balance sheets. Total comprehensive income is attributed to the non-controlling
interests based on their respective interests in a subsidiary, even if this results in the non-controlling
interests having a deficit balance.

(ii)	Acquisitions
The acquisition method of accounting is used to account for business combinations entered into by the Group.
The consideration transferred for the acquisition of a subsidiary or business comprises the fair value of the assets transferred, the liabilities incurred and the equity interests issued by the Group.

The consideration transferred also includes any contingent consideration arrangement and any pre-existing
equity interest in the subsidiary measured at their fair value at the acquisition date.
Acquisition-related costs are expensed as incurred.
Identifiable assets acquired and liabilities and contingent liabilities assumed in a business combination are, with limited exceptions, measured initially at their fair values at the acquisition date.
On an
acquisition-by-acquisition
basis, the Group recognises any
non-controlling
interest in the acquiree at the date of acquisition either at fair value or at the non-controlling
interest’s proportionate share of the acquiree’s identifiable net assets.
The excess of (i) the consideration transferred, the amount of any non-controlling
interest in the acquiree and the acquisition-date fair value of any previous equity interest in the acquiree over the (ii) fair value of the identifiable net assets acquired is recorded as goodwill. Please refer to the paragraph “Intangible assets—Goodwill” for the subsequent accounting policy on goodwill.

(iii)	Disposals
When a change in the Group’s ownership interest in a subsidiary results in a loss of control over the subsidiary, the assets and liabilities of the subsidiary including any goodwill are derecognised. Amounts previously recognised in the consolidated statements of comprehensive income within “other comprehensive income” in respect of that entity are also reclassified to the consolidated statements of comprehensive income or transferred directly to retained earnings if required by a specific Standard.
Any retained equity interest in the entity is remeasured at fair value. The difference between the carrying amount of the retained interest at the date when control is lost and its fair value is recognised in the consolidated statements of comprehensive income.

2.6	Plant and equipment

(a)	Measurement

(i)	Plant and equipment
Plant and equipment are initially recognised at cost and subsequently carried at cost less accumulated depreciation and accumulated impairment losses.

(ii)	Components of costs
The cost of an item of plant and equipment initially recognised includes its purchase price and any cost that is directly attributable to bringing the asset to the location and condition necessary for it to be capable of operating in the manner intended by management. The initial estimate of the cost of dismantlement, removal or restoration is recognised as part of the cost of plant and equipment if such obligation is incurred as a consequence of acquiring or using the assets.

(b)	Depreciation
Depreciation is calculated using the straight-line method to allocate their depreciable amounts over their estimated useful lives as follows:

Useful lives
Leasehold improvements	3 - 10 years
Computers	2 - 3 years
Furniture, equipment and motor vehicle	3 - 5 years
The residual values, estimated useful lives and depreciation method of plant and equipment are reviewed, and adjusted as appropriate, at each balance sheet date. The effects of any revision are recognised in the consolidated statements of comprehensive income when the changes arise.

(c)	Subsequent expenditure
Subsequent expenditure relating to plant and equipment that has already been recognised is added to the carrying amount of the asset only when it is probable that future economic benefits associated with the item will flow to the entity and the cost of the item can be measured reliably. All other repair and maintenance expenses are recognised in the consolidated statements of comprehensive income when incurred.

(d)	Disposal
On disposal of an item of plant and equipment, the difference between the disposal proceeds and its carrying amount is recognised in the consolidated statements of comprehensive income within “other (losses)/gains – net”.

2.7	Intangible assets

(a)	Goodwill
Goodwill on acquisitions of subsidiaries and businesses represents the excess of (i) the sum of the consideration transferred, the amount of any non-controlling
interest in the acquiree and the acquisition-date fair value of any previous equity interest in the acquiree over (ii) the fair value of the identifiable net assets acquired. Goodwill on subsidiaries is recognised separately as intangible assets and carried at cost less accumulated impairment losses.
Gains and losses on the disposal of subsidiaries include the carrying amount of goodwill relating to the entity sold.

(b)	Acquired trademarks, brands and domain names
Brands are the name, term, design, symbol, or any other feature that identifies one seller’s good or service as distinct from those of other sellers. Domain names are a string of letters, numbers, and hyphens that is used to define the location of a website. Trademarks are the legal right to exclusively use a symbol, name, phrase or logo.

(i)	With definite useful life
Trademarks, brands and domain names acquired are initially recognised at cost and are subsequently carried at cost less accumulated amortisation and accumulated impairment losses. These costs are amortised to the consolidated statements of comprehensive income using the straight-line method over 3 to 20 years, which is the shorter of their estimated useful lives or periods of contractual rights.

(ii)	With indefinite useful life
Certain brands and domain names are not amortised due to their indefinite useful lives, but are reviewed for impairment annually. For the purpose of impairment testing, brands and domain names are allocated to each of the cash-generating units expected to benefit from the synergies of the businesses within the Group.

(c)	Acquired computer software
Acquired computer software are initially capitalised at cost which includes the purchase prices (net of any discounts and rebates) and other directly attributable costs of preparing the asset for its intended use. Direct expenditures including employee costs, which enhance or extend the performance of computer software beyond its specifications and which can be reliably measured, are added to the original cost of the software. Costs associated with maintaining the computer software are expensed off when incurred.
Computer software are subsequently carried at cost less accumulated amortisation and accumulated impairment losses. These costs are amortised to the consolidated statements of comprehensive income using the straight-line method over their estimated useful lives of 3 to 5 years.

(d)	Property data
Property data consist of purchase of property transaction data and auction data. Property data is initially capitalised at cost and subsequently carried at cost less accumulated amortisation and accumulated impairment losses. These costs are amortised to the consolidated statements of comprehensive income using the straight-line method over their estimated useful lives of 3 years.
The amortisation period and amortisation method of intangible assets other than goodwill are reviewed at least at each balance sheet date. The effects of any revision are recognised in the consolidated statements of comprehensive income when the changes arise.

(e)	Development cost in progress and internally developed computer software
Development costs mainly relate to developed computer software programmes. Such computer software programmes that do not form an integral part of other related hardware is treated as an intangible asset. Development costs that are directly associated with development and acquisition of computer software programmes by the Group are capitalised as intangible assets when the following criteria are met:

•	it is technically feasible to complete the computer software programme so that it will be available for use;

•	management intends to complete the computer software programme and use or sell it;

•	there is an ability to use or sell the computer software programme;

•	it can be demonstrated how the computer software programme will generate probable future economic benefits;

•	adequate technical, financial and other resources to complete the development and to use or sell the computer software programme are available; and

•	the expenditure attributable to the computer software programme during its development can be reliably measured.
Direct costs include salaries and benefits for employees on engineering and technical teams who are responsible for building new computer software programmes as well as improving existing computer software programmes.
Expenditure that enhances or extends the performance of computer software programmes beyond their original specifications and which can be reliably measured is added to the original cost of the software. Costs associated with maintaining computer software programmes are recognised as an expense when incurred.
Completed development costs in progress are reclassified to internally developed computer software. These internally developed computer software are subsequently carried at cost less accumulated amortisation and accumulated impairment losses. These costs are amortised to the consolidated statements of comprehensive income using a straight-line method over their estimated useful lives of three years. Development cost in progress is not amortised.

2.8	Impairment of non-financial assets

(a)	Goodwill
Goodwill recognised separately as an intangible asset is tested for impairment annually and whenever there is indication that the goodwill may be impaired.
For the purpose of impairment testing of goodwill, goodwill is allocated to each of the Group’s cash-generating-units (“CGU”) expected to benefit from synergies arising from the business combination.
An impairment loss is recognised when the carrying amount of a CGU, including the goodwill, exceeds the recoverable amount of the CGU. The recoverable amount of a CGU is the higher of the CGU’s fair value less cost to sell and value-in-use.

The total impairment loss of a CGU is allocated first to reduce the carrying amount of goodwill allocated to the CGU and then to the other assets of the CGU pro-rata
on the basis of the carrying amount of each asset in the CGU.
An impairment loss on goodwill is recognised as an expense and is not reversed in a subsequent period.

(b)	Intangible assets
Plant and equipment
Right-of-use
assets
Intangible assets, with indefinite useful lives, are tested for impairment annually and whenever there is indication that these intangible assets may be impaired. Intangible assets with finite useful lives, plant and equipment and right-of-use
assets are tested for impairment whenever there is any objective evidence or indication that these assets may be impaired.
For the purpose of impairment testing, the recoverable amount (i.e. the higher of the fair value less cost to sell and the value-in-use)
is determined on an individual asset basis unless the asset does not generate cash inflows that are largely independent of those from other assets. If this is the case, the recoverable amount is determined for the CGU to which the asset belongs.
If the recoverable amount of the asset (or CGU) is estimated to be less than its carrying amount, the carrying amount of the asset (or CGU) is reduced to its recoverable amount.
The difference between the carrying amount and recoverable amount is recognised as an impairment loss in the consolidated statements of comprehensive income, unless the asset is carried at revalued amount, in which case, such impairment loss is treated as a revaluation decrease.
For an asset other than goodwill, management assesses at the end of the reporting period whether there is any indication that an impairment recognised in prior periods may no longer exist or may have decreased. If any such indication exists, the recoverable amount of that asset is estimated and may result in a reversal of impairment loss. The carrying amount of this asset is increased to its revised recoverable amount, provided that this amount does not exceed the carrying amount that would have been determined (net of any accumulated amortisation or depreciation) had no impairment loss been recognised for the asset in prior years.
A reversal of impairment loss for an asset other than goodwill is recognised in the consolidated statements of comprehensive income.

2.9	Financial assets

(a)	Classification and measurement
The Group classifies its financial assets as being measured at amortised cost.
The classification depends on the Group’s business model for managing the financial assets as well as the contractual terms of the cash flows of the financial asset.
Financial assets with embedded derivatives are considered in their entirety when determining whether their cash flows are solely payment of principal and interest.
The Group reclassifies debt instruments when and only when its business model for managing those assets changes.

(i)	At initial recognition
At initial recognition, the Group measures a financial asset at its fair value plus, in the case of a financial asset not at fair value through profit or loss, transaction costs that are directly attributable to the acquisition of the financial assets. Transaction costs of financial assets carried at fair value through profit or loss are expensed in the consolidated statements of comprehensive income.

(ii)	At subsequent measurement
Debt instruments
Debt instruments mainly comprise of cash and cash equivalents and trade and other receivables.
The Group’s debt instruments that are held for collection of contractual cash flows where those cash flows represent solely payments of principal and interest are measured at amortised cost. A gain or loss on a debt instrument that is subsequently measured at amortised cost and is not part of a hedging relationship is recognised in the consolidated statements of comprehensive income when the asset is derecognised or impaired. Interest income from these financial assets is included in interest income using the effective interest method.

(b)	Impairment
The Group assesses on a forward-looking basis the expected credit losses (“ECL”) associated with its debt instruments carried at amortised cost. The impairment methodology applied depends on whether there has been a significant increase in credit risk.
For trade receivables, the Group applies the simplified approach permitted by the IFRS 9, which requires expected lifetime losses to be recognised from initial recognition of the receivables.

(c)	Recognition and derecognition
Financial assets are derecognised when the rights to receive cash flows from the financial assets have expired or have been transferred and the Group has transferred substantially all risks and rewards of ownership.
On disposal of a debt instrument, the difference between the carrying amount and the sale proceeds is recognised in the consolidated statements of comprehensive income. Any amount previously recognised in the consolidated statements of comprehensive income within “other comprehensive income” relating to that asset is reclassified to “Other (losses)/gains – net” of the consolidated statements of comprehensive income.

2.10	Borrowings
Borrowings are presented as current liabilities unless the Group has an unconditional right to defer settlement for at least 12 months after the balance sheet date, in which case they are presented as non-current
liabilities.

(a)	Borrowings
Borrowings are initially recognised at fair value (net of transaction costs) and subsequently carried at amortised cost. Any difference between the proceeds (net of transaction costs) and the redemption value is recognised in the consolidated statements of comprehensive income over the period of the borrowings using the effective interest method.

(b)	Preference shares
Preference shares which are mandatorily redeemable on a specific date are classified as liabilities. The dividends on these preference shares are recognised as finance cost.

(c)	Convertible notes
On issuance of convertible notes, the proceeds are allocated between the embedded equity conversion option and the liability component. The conversion features meet the definition of a derivative liability instrument as the conversion rate is variable and therefore does not meet the
“fixed-for-fixed”
criteria. As a result, the conversion features of the notes are recorded as a derivative liability at fair value. The liability component is recognised as the difference between total proceeds and the fair value of the equity conversion option.
The equity conversion option is subsequently carried at its fair value with fair value changes recognised in the consolidated statements of comprehensive income. The liability component is subsequently carried at amortised cost until the liability is extinguished on conversion or redemption.
When an equity conversion option is exercised, the carrying amounts of the liability component and the equity conversion option are derecognised with a corresponding recognition of share capital.

2.11	Derivative financial instruments
A derivative financial instrument is initially recognised at its fair value on the date the contract is entered into and is subsequently carried at its fair value. Changes in its fair value are recognised in the consolidated statements of comprehensive income.

2.12	Trade and other payables
Trade and other payables represent liabilities for goods and services provided to the Group prior to the end of financial year which are unpaid. They are classified as current liabilities if payment is due within one year or less (or in the normal operating cycle of the business if longer). Otherwise, they are presented as non-current
liabilities.
Trade and other payables are initially recognised at fair value, and subsequently carried at amortised cost using the effective interest method.

2.13	Leases
When the Group is the lessee:
At the inception of the contract, the Group assesses if the contract contains a lease. A contract contains a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. Reassessment is only required when the terms and conditions of the contract are changed.

•	Right-of-use assets
The Group recognised a
right-of-use
asset and lease liability at the date which the underlying asset is available for use.
Right-of-use
assets are measured at cost which comprises the initial measurement of lease liabilities adjusted for any lease payments made at or before the commencement date and lease incentive received. Any initial direct costs that would not have been incurred if the lease had not been obtained are added to the carrying amount of the right-of-use
assets.
The
right-of-use
asset is subsequently depreciated using the straight-line method from the commencement date to the earlier of the end of the useful life of the right-of-use
asset or the end of the lease term.

•	Lease liabilities
The initial measurement of lease liability is measured at the present value of the lease payments discounted using the implicit rate in the lease, if the rate can be readily determined. If that rate cannot be readily determined, the Group shall use its incremental borrowing rate.
Lease payments include the following:

•	Fixed payment (including in-substance fixed payments), less any lease incentives receivables; and

•	Payment of penalties for terminating the lease, if the lease term reflects the Group exercising that option.
The Group has elected to not separate lease and
non-lease
components for its leases and account for these as one single lease component.
The lease liability is measured by increasing the carrying amount that produces a constant periodic rate of interest on the remaining balances with the amount of the lease liabilities and reducing it by lease payments made. Lease liability shall be remeasured when:

•	There is a change in future lease payments arising from changes in an index or rate;

•	There is a change in the Group’s assessment of whether it will exercise an extension option; or

•	There are modifications in the scope or the consideration of the lease that was not part of the original term.
Lease liabilities are remeasured with a corresponding adjustment to the right-of-use
asset, or is recorded in the consolidated statements of comprehensive income if the carrying amount of the right-of-use
asset has been reduced to zero.

•	Short-term and low-value leases
The Group has elected to not recognise
right-of-use
assets and lease liabilities for short-term leases that have lease terms of 12 months or less and leases of low value leases. Lease payments relating to these leases are expensed to the consolidated statements of comprehensive income on a straight-line basis over the lease term.

2.14	Income taxes
Current income tax for current and prior periods is recognised at the amount expected to be paid to or recovered from the tax authorities, using the tax rates and tax laws that have been enacted or substantively enacted by the balance sheet date. Management periodically evaluates positions taken in tax returns with respect to situations in which applicable tax regulation is subject to interpretation. It establishes provisions, where appropriate, on the basis of amounts expected to be paid to the tax authorities.
Deferred income tax is recognised for all temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the financial statements except when the deferred income tax arises from the initial recognition of goodwill or an asset or liability in a transaction that is not a business combination and affects neither accounting nor taxable profit or loss at the time of the transaction.
A deferred income tax liability is recognised on temporary differences arising on investments in subsidiaries except where the Group is able to control the timing of the reversal of the temporary difference and it is probable that the temporary difference will not reverse in the foreseeable future.
A deferred income tax asset is recognised to the extent that it is probable that future taxable profit will be available against which the deductible temporary differences and tax losses can be utilised.
Deferred income tax is measured:

(i)
at the tax rates that are expected to apply when the related deferred income tax asset is realised or the deferred income tax liability is settled, based on tax rates and tax laws that have been enacted or substantively enacted by the balance sheet date; and

(ii)	based on the tax consequence that will follow from the manner in which the Group expects, at the balance sheet date, to recover or settle the carrying amounts of its assets and liabilities.
Current and deferred income taxes are recognised as income or expense in the consolidated statements of comprehensive income, except to the extent that the tax arises from a business combination or a transaction which is recognised directly in equity. Deferred tax arising from a business combination is adjusted against goodwill on acquisition.
The Group accounts for investment tax credits (for example, productivity and innovative credit) similar to accounting for other tax credits where deferred tax asset is recognised for unused tax credits to the extent that it is probable that future taxable profit will be available against which the unused tax credits can be utilised.

2.15	Provisions
Provisions are recognised when the Group has a present legal or constructive obligation as a result of past events, it is more likely than not that an outflow of resources will be required to settle the obligation and the amount has been reliably estimated.
Provisions are measured at the present value of management’s best estimate of the expenditure required to settle the present obligation at the end of the reporting period. The discount rate used to determine the present value is a pre-tax
discount rate that reflects current market assessments of the time value of money and the risks specific to the liability. The increase in the provision due to the passage of time is recognised as finance cost.
Changes in the estimated timing or amount of expenditure or discount rate are recognised in the consolidated statements of comprehensive income when the changes arise.

2.16	Provision for reinstatement costs
Provision for reinstatement costs relate to the cost of dismantling and removing assets and restoring the premises to its original condition as stipulated in the lease agreements.
The Group recognises the estimated costs of dismantlement, removal or restoration of items of its right-of-use
assets arising from the acquisition or use of assets. This provision is estimated based on the best estimate of the expenditure required to settle the obligation, taking into consideration time value of money. Changes in the estimated timing or amount of the expenditure or discount rate for asset dismantlement, removal and restoration costs are adjusted against the cost of the related right-of-use
asset, unless the decrease in the liability exceeds the carrying amount of the asset or the asset has reached the end of its useful life. In such cases, the excess of the decrease over the carrying amount of the asset or the changes in the liability is recognised in the consolidated statements of comprehensive income immediately.

2.17	Employee compensation
Employee benefits are recognised as an expense, unless the cost qualifies to be capitalised as an asset.

(a)	Defined contribution plans
Defined contribution plans are post-employment benefit plans under which the Group pays fixed contributions into separate entities on a mandatory, contractual or voluntary basis. The Group has no further payment obligations once the contributions have been paid.

(b)	Share-based compensation
The Group operates several equity-settled, share-based compensation plans. The value of the employee services received in exchange for the grant of shares and options is recognised as an expense with a corresponding increase in the share reserve over the vesting period. The total amount to be recognised over the vesting period is determined by reference to the fair value of the shares and options granted on grant date.
Non-market
vesting conditions are included in the estimation of the number of shares under options that are expected to become exercisable on the vesting date.

At each balance sheet date, the Group revises its estimates of the number of shares and options that are expected to vest or become exercisable on the vesting date and recognises the impact of the revision of the estimates in the consolidated statements of comprehensive income, with a corresponding adjustment to the share reserve over the remaining vesting period.
When the options are exercised, the proceeds received (net of transaction costs) and the vested balance previously recognised in the share reserve are credited to share capital account, when new ordinary shares are issued, or to the “treasury shares” account, when treasury shares are re-issued
to the employees.

(c)	Defined benefit plans
Defined benefit plans are post-employment benefit pension plans other than defined contribution plans. Defined benefit plans typically define the amount of benefit that an employee will receive on or after retirement, usually dependent on one or more factors such as age, years of service and compensation.
The liability recognised in the consolidated balance sheets in respect of a defined benefit pension plan is the present value of the defined benefit obligation at the reporting date less the fair value of plan assets. The defined benefit obligation is calculated annually by independent actuaries using the projected unit credit method. The present value of the defined benefit obligation is determined by discounting the estimated future cash outflows using market yields of high quality corporate bonds that are denominated in the currency in which the benefits will be paid, and have tenures approximating to that of the related post-employment benefit obligations.
Actuarial gains and losses arising from experience adjustments and changes in actuarial assumptions are charged or credited to the consolidated statements of comprehensive income within “other comprehensive income” in the period when they arise. The experience adjustments are not to be reclassified to the consolidated statements of comprehensive income in a subsequent period.
Past service costs are recognised immediately in the consolidated statements of comprehensive income.

2.18	Currency translation

(a)	Functional and presentation currency
Items included in the financial statements of each entity in the Group are measured using the currency of the primary economic environment in which the entity operates (“functional currency”). The financial statements are presented in Singapore Dollars (“$”), which is the functional currency of the parent company within the Group.

(b)	Transactions and balances
Transactions in a currency other than the functional currency (“foreign currency”) are translated into the functional currency using the exchange rates at the dates of the transactions. Currency translation differences resulting from the settlement of such transactions and from the translation of monetary assets and liabilities denominated in foreign currencies at the closing rates at the balance sheet date are recognised in the consolidated statements of comprehensive income. Monetary items include primarily financial assets (other than equity investments), contract assets and financial liabilities. However, in the consolidated financial statements, currency translation differences arising from borrowings in foreign currencies and other currency instruments designated and qualifying as net investment hedges and net investment in foreign operations, are recognised in the consolidated statements of comprehensive income within “other comprehensive income” and accumulated in translation reserve.
When a foreign operation is disposed of a proportionate share of the accumulated currency translation differences is reclassified to the consolidated statements of comprehensive income, as part of the gain or loss on disposal.
Foreign exchange gains and losses that relate to borrowings are presented in the consolidated statements of comprehensive income within “finance cost”. All other foreign exchange gains and losses impacting the consolidated statements of comprehensive income are presented within “other (losses)/gains—net”.
Non-monetary
items measured at fair values in foreign currencies are translated using the exchange rates at the date when the fair values are determined.

(c)	Translation of Group entities’ financial statements
The results and financial position of all the Group entities (none of which has the currency of a hyperinflationary economy) that have a functional currency different from the presentation currency are translated into the presentation currency as follows:

(i)	assets and liabilities are translated at the closing exchange rates at the reporting date;

(ii)
income and expenses are translated at average exchange rates (unless the average is not a reasonable approximation of the cumulative effect of the rates prevailing on the transaction dates, in which case income and expenses are translated using the exchange rates at the dates of the transactions); and

(iii)
all resulting currency translation differences are recognised in the consolidated statements of comprehensive income within “other comprehensive income” and accumulated in translation reserve. These currency translation differences are reclassified to the consolidated statements of comprehensive income on disposal or partial disposal with loss of control of the foreign operation.

Goodwill and fair value adjustments arising on the acquisition of foreign operations are treated as assets and liabilities of the foreign operations and translated at the closing rates at the reporting date.

2.19	Cash and cash equivalents
For the purpose of presentation in the consolidated statements of cash flows, cash is cash on hand and demand deposits. Cash equivalents are short-term, highly liquid investments that are readily convertible to known amounts of cash and which are subject to insignificant risk of changes in value.

2.20	Share capital, treasury shares and preference shares
Ordinary shares are classified as equity. Incremental costs directly attributable to the issuance of new ordinary shares are deducted against the share capital account.
When any entity within the Group purchases the Group’s ordinary shares (“treasury shares”), the carrying amount which includes the consideration paid and any directly attributable transaction cost is presented as a component within equity attributable to the Group’s equity holders, until they are cancelled, sold or reissued.
When treasury shares are subsequently cancelled, the cost of treasury shares are deducted against the share capital account if the shares are purchased out of capital of the Group, or against the retained earnings of the Group if the shares are purchased out of earnings of the Group.
When treasury shares are subsequently sold or reissued pursuant to an employee share option scheme, the cost of treasury shares is reversed from the treasury share account and the realised gain or loss on sale or reissue, net of any directly attributable incremental transaction costs and related income tax, is recognised in capital reserve.
Non-redeemable
preference shares are classified as equity.

2.21	Warrants
The Group accounts for its warrants as either equity or liabilities based upon the characteristics and provisions of the instrument. Based on the substance of the contractual agreement, the warrants issued by the Group have been classified as equity.
Warrants classified as equity are recorded at proceeds received as of the date of issuance and not subsequently remeasured. Incremental costs directly attributable to the issuance of new warrants are deducted against the warrant account.

2.22	Segment reporting
Operating segments are reported in a manner consistent with the internal reporting provided to the executive committee whose members are responsible for allocating resources and assessing performance of the operating segments.